Secured Note Liability (Tables)	9 Months Ended
Sep. 30, 2022
Secured Note Liability [Abstract]
Schedule of inputs and assumptions
Inputs and Assumption	March 24, 2022	September 30, 2022
Weighted Average Life [1]	23.5 years	44.7 years
Risk-free rate	2.5%	3.2%
Credit spread	5.2%	6.4%
Volatility	60%	60%
Silver royalty discount factor	7.1%	8.6%

1)	Weighted average life reflects the revised silver forecast production schedule contained in the recently filed KSM updated Preliminary Feasibility Study (PFS) and Preliminary Economic Assessment (PEA) for the KSM project.

Schedule of carrying amount for the secured note
($000s)	Secured Note
Fair value at inception	282,263
Add (deduct):
Unrealized change in fair value	(82,337)
Foreign currency translation loss	20,734
Carrying value and fair value on September 30, 2022	220,660

Schedule of inputs and assumptions
Key Inputs	Inter-relationship between significant inputs and fair value measurement	Increase (decrease) (millions)
Key observable inputs	The estimated fair value would increase (decrease) if:
● Silver price forward curve	● Future silver prices were 10% higher	$15.0
	● Future silver prices were 10% lower	$(8.8)
● Discount rates (7.9% - 9.2%)	● Discount rates were 1% higher	$(17.0)
	● Discount rates were 1% lower	$19.6
Key unobservable inputs
● Forecasted silver production	● Silver production indicated silver ounces were 10% higher	$7.9
	● Silver production indicated silver ounces were 10% lower	$(7.4)